Income tax expense - Detailed Information about Reconciliation of Accounting Profit Loss Before Tax at Statutory Income Tax Rate (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting profit / (loss) before tax	₨ 113,335	$ 1,741	₨ 136,572	₨ (284,408)
Indian Statutory income tax rate	34.61%	34.61%	34.61%	34.61%
Tax at Indian statutory income tax rate	₨ 39,223	$ 602	₨ 47,265	₨ (98,428)
Disallowable expenses	1,529	24	1,198	970
Non-taxable income	(3,170)	(49)	(10,344)	(12,249)
FCTR recycled on liquidation of subsidiaries to consolidated statements of profit or loss	28,142	432
Tax holidays and similar exemptions	(10,152)	(156)	(14,755)	(20,176)
Impact of changes in tax rate	742	11		1,004
Effect of tax rates differences of subsidiaries operating in other jurisdictions	4,179	64	(2,515)	4,951
Dividend distribution tax	4,042	62	16,418	16,235
Charge/(credit) in respect of previous years	1,227	19	(803)	(1,641)
Unrecognised Tax Assets (net)	2,723	42	4,492	7,418
Capital loss lapsed on account of Merger (Refer note 1)			3,411
Others	(2,059)	(31)	(6,340)	(1,144)
Total	₨ 66,426	$ 1,020	₨ 38,027	₨ (103,060)